Restricted Deposits	12 Months Ended
Dec. 31, 2015
Restricted Deposits [Abstract]
RESTRICTED DEPOSITS

NOTE 4 - RESTRICTED DEPOSITS:

The Group is required to provide banks performance guarantees in certain projects secured by deposits.

As of December 31, 2015 and 2014, the Group's outstanding banks performance guarantees aggregated to $325 thousand and $487 thousand, respectively.